Leases Payable and Related Obligations (Details)	12 Months Ended
Jun. 30, 2026 ha
Leases Payable and Related Obligations [Line Items]
Agreement term	15 years
Lease average term	14 years
Contractual term	12 months
Planting of sugarcane	15,000
Top of Range [Member]
Leases Payable and Related Obligations [Line Items]
Percentage of discount rate	21.69%
Bottom of Range [Member]
Leases Payable and Related Obligations [Line Items]
Percentage of discount rate	7.04%